SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 7,958,434	$ 5,955,047	$ 4,278,502
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,167,209	1,882,511	1,041,868
Additional disclosures
Unrecognized compensation cost	4,984,911
Weighted-average period for recognition (in years)	2.09
Share Options
Term of award (in years)	P5Y
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	35,271,723
Granted (in shares)	26,428,314	21,630,267	15,419,650
Exercised (in shares)	(865,100)
Cancelled or Forfeited (in shares)	(2,995,478)
Options outstanding at the end of the period (in shares)	57,839,459	35,271,723
Options vested or expected to vest at the end of the period (in shares)	40,625,515
Options exercisable at the end of the period (in shares)	16,809,614
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.35
Granted (in dollars per share)	$ 0.55
Exercised (in dollars per share)	$ 0.22
Cancelled or Forfeited (in dollars per share)	$ 0.39
Options outstanding at the end of the period (in dollars per share)	$ 0.44	$ 0.35
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.43
Options exercisable at the end of the period (in dollars per share)	$ 0.32
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period (in years)	3.44
Options vested or expected to vest at the end of the period (in years)	3.41
Options exercisable at the end of the period (in years)	2.10
Aggregate Intrinsic Value
Total intrinsic value of options exercised		1,020,370	409,039
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.25	$ 0.17	$ 0.11
Risk free rate of return (as a percent)	0.96%	1.26%	1.30%
Expected life (in years)	3.50	3.50	3.50
Volatility ratio (as a percent)	74.04%	81.80%	88.90%
Restricted Shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	5,791,225	4,072,536	3,236,634
Number of shares
Non-vested at the beginning of the period (in shares)	47,581,632
Granted (in shares)	21,344,247
Vested (in shares)	(17,320,908)
Forfeited (in shares)	(4,421,379)
Nonvested at end of the period (in shares)	47,183,592	47,581,632
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.35
Granted (in dollars per share)	$ 0.51
Vested (in dollars per share)	$ 0.32
Forfeited (in dollars per share)	$ 0.41
Nonvested at end of the period (in dollars per share)	$ 0.42	$ 0.35
Additional disclosures
Unrecognized compensation cost	17,190,736
Weighted-average period for recognition (in years)	3.51
Total fair value of shares vested	$ 18,824,087	$ 13,032,862	$ 8,960,326